Victory Core Bond Fund Investment Strategy - Victory Core Bond Fund	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Adviser pursues the Fund’s investment objectives by investing, under normal circumstances, at least 80% of the Fund’s assets in a broad range of bonds.The Adviser uses bond market sector allocation, yield curve positioning, and comprehensive credit analysis to select securities for the Fund. When making investment decisions for corporate bonds, in addition to considering traditional financial and non-financial factors, the Adviser also considers material Environmental, Social, and Governance (“ESG”) related risks and opportunities, both positive and negative, that it believes have the potential to impact a company’s financial performance over an investment’s time horizon. In evaluating ESG factors, the Adviser seeks to quantify how ESG factors affect a corporate bond issuer’s credit quality, but ESG is not a primary factor in the team’s investment decision-making process. ESG factors can vary across companies and industries and may include, but are not limited to, environmental impact, corporate governance, ethical business practices, compliance with regulatory requirements, as well as the use of human, natural, and physical capital.Under normal market conditions, the average duration of the Fund’s portfolio is expected to be between three and seven years. Bonds, also known as fixed income securities, in which the Fund may invest include without limitation: U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; long- and short-term corporate debt obligations; mortgage-backed securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities (“CMBS”); asset-backed securities, including collateralized debt obligations (“CDOs”) and collateralized loan obligations (“CLOs”); convertible bonds and notes; and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., Yankee Bonds).The bonds in which the Fund will invest generally will be rated investment-grade or better (Baa3 and above by Moody’s Investors Service, Inc. or BBB- and above by Standard & Poor’s), or if unrated, have been determined by the Adviser to be of comparable quality. The Fund may invest up to 5% of its total assets in below-investment-grade debt securities, commonly known as “high yield” securities or “junk bonds.”The Fund may purchase or sell securities on a when-issued, to-be-announced (“TBA”), delayed delivery or forward commitment basis and may engage in short-term trading of portfolio securities. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts (both long and short positions) and options on futures and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and options transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation. Some of these strategies may be considered speculative and involve additional risks.The Fund may invest in investment companies, including exchange-traded funds (“ETFs”), for cash management purposes or to seek exposure to a particular asset class.Although the Fund will primarily be invested in domestic securities, up to 20% of the Fund’s assets may be invested in foreign debt securities issued in U.S. dollars.The Adviser regularly reviews the Fund’s investments and may sell investments when it believes they are no longer attractive due to valuation, changes in the fundamental outlook of the company or other investments are considered more attractive.